Financial Highlights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financial Highlights

Net asset value per Share, beginning of period	$48.83
Net investment loss	(0.23)
Net realized and unrealized gain	0.02

Net decrease in net assets from operations	(0.21)

Net asset value per Share, end of period	$48.62

Ratio to average net assets:
Net investment loss(a)	(0.96)%
Expenses(a)	1.05%

Total return(b)	(0.43)%

(a)	Percentage is annualized.
(b)	Percentage is not annualized.

	Years Ended December 31,		Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
	2011	2010
Net asset value per Share, beginning of period	$50.43	$49.52	$50.00

Net investment loss	(0.46)	(0.42)	(0.11)
Net realized and unrealized gain (loss)	(1.14)	1.33	(0.37)

Net increase (decrease) in net assets from operations	(1.60)	0.91	(0.48)

Net asset value per Share, end of period	$48.83	$50.43	$49.52

Ratio to average net assets:
Net investment loss	(0.92)%	(0.84)%	(0.92)%
Expenses	1.02%	1.01%	1.01%

Total return	(3.17)%	1.84%	(0.96)%